PARENT COMPANY FINANCIALS. (Details 1) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling, general and administrative expenses	$ 8,687				$ 8,970							$ 23,630	$ 27,183	$ 36,373	$ 31,516	$ 30,849
Loss from operations	(23,503)			$ (30,211)	(5,202)	$ (10,171)	$ (5,953)	$ (10,598)	$ 3,345	$ (7,109)	$ (11,223)	(36,764)	(21,326)	(51,537)	(25,585)	23,509
Interest expense	(5,163)				(4,193)							(15,014)	(12,875)	(17,132)	(12,938)	(22,406)
Other income (expense), net	(407)				91							254	233	171	(345)	(1)
Income (loss) before provision (benefit) for income taxes	(29,073)				(9,304)							(51,524)	(33,968)	(68,498)	(38,395)	545
Provision (benefit) for income taxes													563	(562)	(321)	(981)
Consolidated net income (loss)	(29,073)	$ (8,290)	$ (14,161)		(9,304)	$ (14,604)	$ (9,497)					(51,524)	(33,405)	(67,936)	(38,074)	1,526
Parent Company [Member]
Management fees from subsidiaries	3,330				3,330							9,660	9,738	12,408	11,904	12,968
Selling, general and administrative expenses	3,827				3,181							11,374	13,069	16,795	18,185	14,491
Loss from operations	(497)				149							(1,714)	(3,331)	(4,387)	(6,281)	(1,523)
Fair value adjustments															473	(557)
Interest income	1,145				1,185							3,486	3,518	4,703	4,793	5,964
Interest expense	(2,276)				(2,171)							(7,039)	(6,458)	(8,678)	(5,829)	(240)
Other income (expense), net	(4)				(4)							(86)		(74)	(95)	1,931
Income (loss) before provision (benefit) for income taxes	(1,632)				(841)							(5,353)	(6,271)	(8,436)	(6,939)	5,575
Provision (benefit) for income taxes													563	(562)	(321)	(981)
Income (loss) before equity in earnings of subsidiaries	(1,632)				(841)							(5,353)	(5,708)	(7,874)	(6,618)	6,556
Equity in losses of subsidiaries	(25,694)				(6,673)							(42,509)	(22,555)	(52,399)	(28,346)	(5,137)
Consolidated net income (loss)	$ (27,326)				$ (7,514)							$ (47,862)	$ (28,263)	$ (60,273)	$ (34,964)	$ 1,419